Leases (Tables)	6 Months Ended
Jun. 30, 2023
Leases [Abstract]
Disclosure of maturity analysis of undiscounted operating lease payments
The undiscounted lease liability contractual maturities as at June 30, 2023 and December 31, 2022 are as follows:

	June 30, 2023	31 December 2022
	£'000	£'000
Within one year	3,354	2,641
One to five years	13,632	9,682
More than 5 years	5,326	3,930
	22,312	16,253